Off-Balance Sheet Arrangements, Commitments And Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
OFF-BALANCE SHEET ARRANGEMENTS, COMMITMENTS AND CONTINGENCIES
Future cash payments associated with contractual obligations (other than securities sold under agreements to repurchase)

The Company’s future cash payments associated with its contractual obligations pursuant to its certificates and other time deposits, Federal Home Loan Bank advances including interest, and operating leases, as of the date indicated are as follows:

	March 31, 2015
	1 year or less	More than 1 year but less than 3 years	3 years or more but less than 5 years	5 years or more	Total
	(Dollars in thousands)

Certificates and other time deposits	$383,667	$205,372	$74,412	$-	$663,451
Federal Home Loan Bank advances	3,750	1,158	2,077	556	7,541
Operating leases	1,251	2,416	1,491	2,023	7,181
Total	$388,668	$208,946	$77,980	$2,579	$678,173

	December 31, 2014
	1 year or less	More than 1 year but less than 3 years	3 years or more but less than 5 years	5 years or more	Total
	(Dollars in thousands)
Certificates and other time deposits	$329,760	$200,627	$105,953	$—	$636,340
FHLB advances	43,760	1,411	2,084	567	47,822
Operating leases	1,294	2,489	1,618	2,141	7,542

Total	$374,814	$204,527	$109,655	$2,708	$691,704

Summary of noncancelable future operating lease commitments

March 31, 2015
(Dollars in thousands)

2015	$933
2016	1,274
2017	1,215
2018	860
2019	758
Thereafter	2,141
Total	$7,181

A summary as of December 31, 2014, of the Company’s noncancelable future operating lease commitments is as follows (in thousands):

2015	$1,294
2016	1,274
2017	1,215
2018	860
2019	758
Thereafter	2,141
Total	$7,542

Summary of various financial instruments with off-balance sheet risk outstanding

	March 31, 2015
	1 year or less	More than 1 year but less than 3 years	3 years or more but less than 5 years	5 years or more	Total
	(Dollars in thousands)

Commitments to extend credit	$158,446	$179,717	$99,475	$75,576	$513,214
Standby and commercial letters of credit	3,707	69	-	-	3,776
Total	$162,153	$179,786	$99,475	$75,576	$516,990

	December 31, 2014
	1 year or less	More than 1 year but less than 3 years	3 years or more but less than 5 years	5 years or more	Total
	(Dollars in thousands)

Commitments to extend credit	$140,088	$175,524	$95,336	$89,667	$500,615
Standby and commercial letters of credit	11,891	391	-	-	12,282
Total	$151,979	$175,915	$95,336	$89,667	$512,897